Consolidated Balance Sheet (unaudited) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022
Current Assets
Cash & cash equivalents	$ 85,502	$ 60,447
Trade & other receivables	3,863	4,403
Prepayments	3,595	4,987
Total Current Assets	92,960	69,837
Non-Current Assets
Property, plant and equipment	1,786	2,045
Right-of-use assets	7,730	7,920
Financial assets at fair value through other comprehensive income	1,843	1,758
Other non-current assets	1,902	1,930
Intangible assets	578,275	578,652
Total Non-Current Assets	591,536	592,305
Total Assets	684,496	662,142
Current Liabilities
Trade and other payables	17,663	23,079
Provisions	19,455	17,906
Borrowings	5,489	5,017
Lease liabilities	3,609	3,186
Warrant liability	2,586	2,185
Total Current Liabilities	48,802	51,373
Non-Current Liabilities
Provisions	9,853	12,523
Borrowings	94,186	91,617
Lease liabilities	6,348	7,085
Deferred consideration	2,500	2,500
Total Non-Current Liabilities	112,887	113,725
Total Liabilities	161,689	165,098
Net Assets	522,807	497,044
Equity
Issued Capital	1,207,734	1,165,309
Reserves	70,873	70,651
(Accumulated losses)/retained earnings	(755,800)	(738,916)
Total Equity	$ 522,807	$ 497,044